Related parties transactions - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) associated_company	Dec. 31, 2023 USD ($)
Disclosure of associates [line items]
Number of investments in associated companies | associated_company	3
Long-term convertible notes due from an associated companies	$ 11	$ 11
Other payments and payables to associated companies	$ 2	$ 3
Associate One
Disclosure of associates [line items]
Proportion of ownership interest in associate	40.30%
Associate Two
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Associate Three
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.80%